Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY INCOME FUND /MA/
Prospectus Date	rr_ProspectusDate	Apr. 19, 2017
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2017